COMMITMENTS AND CONTINGENCIES - Future Cash Payments and Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation	$ 8,427,609
Purchase obligation, due in year 1	3,072,083
Purchase obligation, due in years 2 and 3	4,181,199
Purchase obligation, due in years 4 and 5	1,094,508
Purchase obligation, due after year 5	79,819
Guarantees	36,224
Guarantees, due in year 1	34,716
Guarantees, due in years 2 and 3	1,508
Guarantees, due in years 4 and 5	0
Guarantees, due after year 5	0
Letters of credit	129,473
Letters of credit, due in year 1	200
Letters of credit, due in years 2 and 3	120
Letters of credit, due in years 4 and 5	129,153
Letters of credit, due after year 5	0
Total contractual obligation	8,593,306
Total contractual obligation, due in year 1	3,106,999
Total contractual obligation, due in years 2 and 3	4,182,827
Total contractual obligation, due in years 4 and 5	1,223,661
Total contractual obligation, due after year 5	$ 79,819